RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

The Company was provided legal services by a law firm of which one of the Company's directors and major shareholders is a managing partner. The Company recorded $24,000 ($70,637) and $48,000 ($112,100) for these services for the three and six month periods ended June 30, 2012 and 2011, respectively.

On June 30, 2012, the Company entered into a debt restructuring agreement (the "S&C Restructuring Agreement") with Sierchio & Company, LLP ("S&C"), to restructure the $225,688 owed to S&C for legal services rendered to the Company from inception through June 30, 2012, and issued a convertible promissory note in the amount of $225,688 to S&C (the "S&C Convertible Note"). The S&C Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the S&C Convertible Note, December 31, 2013. For further details see "Note 5 - Convertible Promissory Notes".

On June 30, 2012, the Company entered into a debt restructuring agreement (the "Strategic Restructuring Agreement") with Strategic Edge, LLC ("Strategic"), to restructure the $145,000 owed to Strategic for consulting services rendered to the Company from January 1, 2011 through June 30, 2012, and issued a convertible promissory note in the amount of $145,000 to Strategic (the "Strategic Convertible Note"). The Strategic Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the Strategic Convertible Note, December 31, 2013. For further details see "Note 5 - Convertible Promissory Notes".

NOTE 11. RELATED PARTY TRANSACTIONS

Legal Services

The Company was provided legal services by a company owned by a director. The Company recorded $160,100 and $43,925 for these services for the year ended December 31, 2011 and the period from October 14, 2010 (inception) through December 31, 2010, respectively.

Office Space

The Company has been provided office space at no cost by an entity under common control of a director of the Company, which holds a formal lease to the premises. No formal lease exists with the Company and the director may choose to cease providing the Company with office space at any time. The management determined that such cost is nominal and did not recognize rent expense in its financial statements.